UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                             PNC LONG-SHORT FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

PNC LONG-SHORT FUND LLC
(FORMERLY MERCANTILE LONG-
SHORT MANAGER FUND LLC)
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2007

PNC LONG-SHORT FUND LLC
CONTENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                         PAGE(S)

FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities ..................................         2

Statement of Operations ..............................................         3

Statement of Changes in Members' Capital .............................         4

Statement of Cash Flows ..............................................         5

Financial Highlights .................................................         6

Notes to Financial Statements ........................................         7

Board Approval of Investment Management and Advisory Agreements ......        13

Other Information ....................................................        16

PNC LONG-SHORT FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

ASSETS
Investment in PNC Long-Short Master Fund LLC ("Master Fund")     $   52,857,679
Investment in Master Fund segregated for tender offer                 2,682,319
Restricted cash                                                          75,464
Receivable from Manager                                                   2,168
Prepaid directors' fees                                                   3,565
Prepaid expenses                                                         19,715
                                                                 --------------
   Total assets                                                      55,640,910
                                                                 --------------

LIABILITIES
Incentive fee payable                                                   263,102
Administration fee payable                                               17,565
Note payable for tender offer                                            75,464
Redemptions payable                                                         609
Due to Master Fund                                                       35,338
Other accrued expenses                                                   20,523
                                                                 --------------
   Total liabilities                                                    412,601
                                                                 --------------
   Net assets                                                    $   55,228,309
                                                                 ==============

MEMBERS' CAPITAL
Capital                                                              35,751,022
Accumulated net investment loss                                      (6,740,011)
Accumulated net realized gain on investments                          9,666,971
Net unrealized appreciation on investments                           16,550,327
                                                                 --------------
     Members' capital                                            $   55,228,309
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                               $       16,533
   Expenses                                                            (528,678)
                                                                 --------------
     Net investment loss allocated from Master Fund                    (512,145)
                                                                 --------------

OPERATING EXPENSES
Incentive fees                                                          263,102
Administration fees                                                      77,074
Directors' fees                                                           3,180
Audit and tax fees                                                       14,875
Legal fees                                                                9,960
Printing fees                                                               930
Registration fees                                                           720
Other expenses                                                            8,354
                                                                 --------------
       Total expenses                                                   378,195

Less:
   Waiver of administration fees                                        (69,574)
   Expense reimbursement from manager                                    (9,725)
                                                                 --------------
       Net expenses                                                     298,896
                                                                 --------------
       Net investment loss                                             (811,041)
                                                                 --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
   MASTER FUND
Net realized gain on investments                                      4,790,194
Net change in unrealized depreciation on investments                 (1,611,530)
                                                                 --------------
       Net realized and unrealized gain on investments
         allocated from Master Fund                                   3,178,664
                                                                 --------------
Net increase in members' capital from operating activities       $    2,367,623
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2007

FROM OPERATING ACTIVITIES
Net investment loss                                              $   (1,533,548)
Net realized gain on investments                                        456,043
Net change in unrealized appreciation on investments                  4,535,862
                                                                 --------------
   Net increase in members' capital from operating activities         3,458,357
                                                                 --------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      4,478,327
Cost of Interests repurchased                                        (3,676,139)
                                                                 --------------
   Net increase in members' capital from capital transactions           802,188
                                                                 --------------
MEMBERS' CAPITAL
Balance at beginning of year                                         49,020,127
                                                                 --------------
Balance at end of year                                           $   53,280,672
                                                                 ==============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                              $     (811,041)
Net realized gain on investments                                      4,790,194
Net change in unrealized depreciation on investments                 (1,611,530)
                                                                 --------------
   Net increase in members' capital from operating activities         2,367,623
                                                                 --------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      2,394,466
Cost of Interests repurchased                                        (2,814,452)
                                                                 --------------
   Net decrease in members' capital from capital transactions          (419,986)
                                                                 --------------
MEMBERS' CAPITAL
Balance at beginning of period                                       53,280,672
                                                                 --------------
Balance at end of period                                         $   55,228,309
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities             $  2,367,623
Adjustments to reconcile net increase in members' capital from operating activities to net cash provided by operating activities
   Net change in unrealized depreciation on investments allocated
      from Master Fund                                                    1,611,530
   Net realized gain on investments allocated from Master Fund           (4,790,194)
   Purchase of investment in Master Fund                                   (675,028)
   Proceeds from sale of investment in Master Fund                        3,322,677
   Net sales of short-term investments                                       72,471
   Net investment loss allocated from Master Fund                           512,145
   Decrease in restricted cash                                               19,667
   Increase in prepaid directors' fees                                       (3,256)
   Increase in prepaid expenses                                             (17,466)
   Increase in receivable from manager                                       (2,168)
   Decrease in incentive fee payable                                       (295,523)
   Increase in due to Master Fund                                            35,338
   Increase in administration fee payable                                     7,500
   Increase in other accrued expenses                                        11,874
                                                                       ------------
     Net cash provided by operating activities                            2,177,190
                                                                       ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                     2,394,466
Capital withdrawals                                                      (2,813,843)
Decrease in note payable for tender offer                                (1,757,813)
                                                                       ------------
     Net cash used in financing activities                               (2,177,190)
                                                                       ------------
     Net change in cash and cash equivalents                                     --

CASH AND CASH EQUIVALENTS
Beginning of period                                                              --
                                                                       ------------
End of period                                                          $         --
                                                                       ============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX-MONTHS
                                               ENDED             YEAR                         YEAR        YEAR       DECEMBER
                                           SEPTEMBER 30,         ENDED         YEAR ENDED     ENDED       ENDED     30, 2002*-
                                               2007            MARCH 31,        MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,
                                            (UNAUDITED)          2007+            2006        2005        2004         2003
                                           -------------       ---------       ----------   ---------   ---------   ----------
TOTAL RETURN
Total return before incentive fee (1)               4.89% (4)       7.73%           19.15%       4.34%      14.69%       (1.22)% (4)
Incentive fee                                      (0.49)          (1.10)           (1.91)      (0.43)      (1.34)          --
                                           -------------       ---------       ----------   ---------   ---------   ----------
     Total return after incentive fee (1)           4.40% (4)       6.63%           17.24%       3.91%      13.35%       (1.22)% (4)
                                           =============       =========       ==========   =========   =========   ==========
Net assets, end of period (000's)          $      55,228       $  53,281       $   49,020   $  46,662   $  42,418   $   24,793

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
   Net investment loss, before waivers
     and reimbursements                            (3.20)% (3)     (3.48)%          (4.60)%     (3.24)%     (4.22)%      (4.00)% (3)
   Net investment loss, net of waivers
     and reimbursements                            (2.91)% (3)     (3.04)%          (3.84)%     (2.49)%     (3.45)%      (3.25)% (3)
Expense ratio before incentive fee
   Operating expenses, before waivers
     and reimbursements (2)                         2.31% (3)       2.41%            2.84%       2.81%       2.87%        4.00% (3)
   Operating expenses, net of waivers
     and reimbursements (2)                         2.02% (3)       1.97%            2.08%       2.06%       2.10%        3.25% (3)
Expense ratio, net of waivers and
   reimbursements after incentive fee
   Expense ratio, net of waivers and
     reimbursements                                 2.02% (3)       1.97%            2.08%       2.06%       2.10%        3.25% (3)
   Incentive fee                                    0.47% (3)       1.10%            1.76%       0.44%       1.35%          --% (3)
                                           -------------       ---------       ----------   ---------   ---------   ----------
       Expense ratio, net of waivers and
         reimbursements after incentive
         fee                                        2.49% (3)       3.07%            3.84%       2.50%       3.45%        3.25% (3)
                                           =============       =========       ==========   =========   =========   ==========

Portfolio turnover rate                            20.02% (5)       5.78% (5)       13.95%      23.24%      32.04%        0.00% (4)

*     Commencement of investment operations.

+ On July 1, 2006, the Fund converted into a Feeder Fund of the PNC Long-Short Master Fund LLC. Performance information prior to July 1, 2006 was that of the stand-alone fund.

(1) Total return is calculated for all the members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

(5) Portfolio turnover represents the Master Fund's portfolio turnover for the period of July 1, 2006 to March 31, 2007 and the six-month period ended September 30, 2007. The portfolio turnover rate for the Fund from April 1, 2006 to June 30, 2006 was 0.00%. The portfolio turnover rate for these periods was not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      PNC Long-Short Fund LLC (formerly Mercantile Long-Short Manager Fund LLC), the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, investment management company. The Fund was formed on May 8, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board of Directors (the "Board") approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $47,654,658, including its interests in the underlying investment funds to PNC Long-Short Master Fund LLC (formerly Mercantile Long-Short Manager Master Fund LLC), the "Master Fund", a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund's interests ("Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

      The Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Master Fund. The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The Fund owns 95.9% of the Master Fund as of September 30, 2007.

      The Board has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Fund and the Master Fund under interim investment management agreements (collectively the "Interim Investment Management Agreements") approved by the Board of Directors, from March 2, 2007 until July 20, 2007, until the Fund's members approved the new investment management agreements.

      At September 30, 2007, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $25,753,129.

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

      Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the U.S. The following is a summary of the significant accounting policies followed by the Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

            The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      C.    SEGREGATED ACCOUNT

            A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from the tender offers.

      D.    FUND EXPENSES

            The Fund will bear all expenses incurred in its business other than those that the Manager assumes. The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund.

            The Fund's costs and expenses incurred in connection with the restructuring of the Fund as a feeder fund in a master-feeder structure, including organizational costs of the Master Fund and costs incurred in connection with the initial offering of the Master Fund's interests were paid by the Manager. The Fund will bear the remaining portion of such costs and expenses, subject to the Expense Limitation Agreement (as discussed herein), pursuant to which the Manager has agreed to limit the Fund's total ordinary operating expenses (excluding the Incentive Fee, if any) for a period of two years following the master-feeder restructuring.

      E.    EXPENSE LIMITATION

            Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.08%. The Expense Limitation Agreement will remain in effect through June 30, 2008 and will automatically renew for successive one year periods thereafter unless the Manager provides written notice of termination at least 30 days prior to the end of the then-current term.

      F.    INCOME TAXES

            The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

      G.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2007 there was no investment in this registered investment company.

      H.    CAPITAL ACCOUNTS

            Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      I.    RESTRICTED CASH

            The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

      J.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    INCENTIVE FEES

            The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

      B.    FEES EARNED UNDER THE INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreements, the incentive fees earned by the Manager for services provided to the Master Fund and the Fund during March 2, 2007 to July 19, 2007 were held in an interest bearing escrow account. A majority of the Fund's outstanding voting securities approved new investment management agreements, dated July 20, 2007, for the Master Fund and the Fund and as a result the amount in the escrow account for the Fund and Master Fund (including any interest earned) was paid to the Manager.

      C.    ADMINISTRATION AND OTHER FEES

            The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

            SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

      D.    BOARD FEES

            The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the period ended September 30, 2007 were $30,408, which includes $27,228 allocated from Master.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the six-month period ended September 30, 2007, aggregate purchases of the Master Fund amounted to $675,028 and aggregate sales of the Master Fund amounted to $3,322,678.

8.    TENDER OFFERS

      On February 27, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 29, 2007. Tenders with a value in the amount of $750,422 were received and accepted by the Fund from limited members. Members received the initial payment of $674,958 on July 31, 2007 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2008 year end audit.

      On June 6, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at September 28, 2007. Tenders with a value in the amount of $975,284 were received and accepted by the Fund from limited members. Members received the initial payment of $877,305 on October 31, 2007 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2008 year end audit.

      On August 24, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at December 31, 2007. Tenders with an estimated value in the amount of $2,500,000 were received and accepted by the Fund on a pro rata basis from limited members. A promissory note has been issued by the Fund entitling the members to an initial payment within 30 days after December 31, 2007; the remaining amount will be paid promptly after completion of the Fund's March 31, 2008 year end audit.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

9.    NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

PNC LONG-SHORT FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

At a meeting held on May 17, 2007, the Directors of the Master Fund and the Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve new investment management agreements separately between the Master Fund and the Manager and the Fund and the Manager, subject to approval by the Fund's members (the "New Investment Management Agreements").

The assets of the Master Fund are actively managed and the Fund, as a feeder fund, seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund. In consideration of the services that the Manager provided under the investment management agreement, the Master Fund pays the Manager an asset-based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund pays the Manager a performance-based incentive fee pursuant to a prior investment management agreement between the Manager and the Fund.

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund and Fund pursuant to separate investment management agreements between the Manager and the Master Fund and the Manager and the Fund (the "Prior Investment Management Agreements"). The Manager was indirectly wholly owned by Mercantile Bankshares. On March 2, 2007, Mercantile Bankshares merged into and with PNC. The merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreements, and as a result, the Prior Investment Management Agreements automatically terminated in accordance with its terms.

In reaching their decision to approve the New Investment Management Agreements, the Directors of the Master Fund and the Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the New Investment Management Agreements in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager, the Master Fund and the Fund; legal counsel to the Master Fund and the Fund; and independent legal counsel to the Directors. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and the Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the New Investment Management Agreements. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement to the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Advantage Advisers Management, LLC (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. The Directors confirmed that there were no pending litigation or regulatory actions against the Manager or PNC that would adversely affect or prohibit the Manager's services to the Master Fund and the Fund, that the Manager, the Master Fund and the Fund had errors and omissions and fidelity bond insurance coverage and that the Directors are indemnified and insured with respect to the costs of any litigation or regulatory action arising in connection with the Merger. The Directors also noted that the services provided by the Manager will be enhanced by the resources of the larger organization of the Manager's new parent company,

PNC LONG-SHORT FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

PNC. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the Fund for the calendar year-to-date, one-year, three-year and since inception periods ended March 31, 2007 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund outperformed the annual returns of the HFRX Equity Hedge Index for the three year and since inception periods, and underperformed for the one-year period, and the Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Fund at other regular Board meetings.

The Directors also assessed the asset-based management fee and performance-based incentive fee, together with the total expense ratios of the Master Fund and the Fund as compared to the fees and expenses of the peer group of investment companies with similar investment strategies and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure contemplated in the New Investment Management Agreements is the same as the fees paid under the Prior Investment Management Agreements. The fee structure provides for a performance-based incentive fee equal to 10% of each Fund member's net profits for such incentive period in excess of a member's loss carryforward amount, which commences at zero and is increased or reduced each incentive period by the net losses or net profits, respectively, allocated to such member's capital account for such incentive period; provided however, that for any given incentive period, no incentive fee will be charged to a member unless the net profits applicable to such member exceed a designated benchmark return for the incentive period. The Directors also considered that the Manager has entered into an expense limitation agreement with respect to the Fund, whereby it agreed to waive and/or reimburse the Fund's expenses to ensure that the Fund's annualized ordinary operating expenses do not exceed 2.08%, and that the expense limitation agreement remains in effect until June 30, 2008. The Directors considered the Manager's profitability in providing services to the Master Fund and the Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2006 and the financial condition of PNC. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship with the Master Fund and Fund was excessive and that the asset-based management fee and performance-based incentive fee were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the New Investment Management Agreements were reasonable and fair and that the approval of the New Investment Management Agreements was in the best interests of the Master Fund and Fund and its members.

At the same meeting held on May 17, 2007, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

PNC LONG-SHORT FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund. The Directors also noted that the Manager recommended the Adviser's re-hire for an additional year.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC LONG-SHORT FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

INVESTMENT ADVISER TO THE MASTER FUND

Advantage Adviser Management LLC
200 Park Avenue
New York, NY 10166

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PNC LONG-SHORT MASTER
FUND LLC
(FORMERLY MERCANTILE LONG-SHORT
MANAGER MASTER FUND LLC)
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2007

PNC LONG-SHORT MASTER FUND LLC
CONTENTS
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                         PAGE(S)

Fund Commentary (unaudited) ..........................................         2

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments ..............................................         7

Statement of Assets and Liabilities ..................................         9

Statement of Operations ..............................................        10

Statement of Changes in Members' Capital .............................        11

Statement of Cash Flows ..............................................        12

Financial Highlights .................................................        13

Notes to Financial Statements ........................................        14

Liquidity of Investment Funds ........................................        20

Board Approval of Investment Management and Advisory Agreements ......        21

Other Information ....................................................        24

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

DEAR MEMBERS:

PNC Long-Short Master Fund* (the "Fund"), formerly Mercantile Long-Short Manager Master Fund, returned 4.89%, net of all fees, expenses and incentive allocations, for the six months ended September 30, 2007 (the "Reporting Period").

The Fund produced positive returns in four of the six months during the Reporting Period, continuing to meet its objectives and provide investors global equity exposure with less risk than a traditional "long-only" global equity strategy.

In general, economic and market conditions proved challenging to the Fund's managers' efforts. Several of our managers produced disappointing results during the mid-July to mid-August equity market sell-off when the subprime mortgage fallout spread and markets underwent a brutal re-pricing of risk and credit. These managers were impacted through their long equity position bias and, in some cases, levered long-bias portfolios. Also, non-equity managers, such as the Fund's trading and relative value managers, that had been originally added to the Fund because of their attractive return potential and historically low correlation to the markets, did not prove to be diversifiers for the Fund during the recent market stress. All told, the July through August period was the second largest drawdown in the history of the Fund.

On the positive side, for the Reporting Period overall, several sub-fund managers were able to take advantage of increasing opportunities internationally; some successfully profited from the strength in commodity stocks; and some actually generated meaningful short-side profits amidst the subprime mortgage market turmoil. It is worth noting that the Fund gained 8.82%, net of all fees, expenses and incentive allocations, on an annualized basis since its inception on December 27, 2002.

MARKET AND ECONOMIC REVIEW

Equity markets, both in the U.S. and internationally, generally produced positive returns for the Reporting Period, although the final return figures mask the degree of volatility experienced.

The second calendar quarter as a whole was strong, as positive corporate earnings surprises, an increasing number of merger and acquisition deals and a solid economic backdrop buoyed investor sentiment for stocks. Still, returns were negative in June virtually across the equity market spectrum. Then the last few months of the period were characterized by unprecedented intraday volatility in the stock market. Most global equity indices started off July with gains, before U.S. subprime mortgage problems sent shockwaves throughout the financial system, and volatility in the debt markets quickly infected equity markets around the world. The sharp sell-off lasted from mid-July through mid-August. Due to the general re-pricing of risk and dramatic de-leveraging that occurred at this time, it became clear that many hedge fund strategies were much more correlated than previously thought. In September, the stock market cheered a move by the Federal Reserve Board (the Fed) to cut interest rates by a surprising half a percentage point. As the stock market advanced strongly in September, commodity markets also continued their robust rallies, with the price of gold rising to its highest level since 1980 and crude oil trading at new all-time highs, surpassing the $80 per barrel milestone.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

FUND REVIEW

As Investment Adviser, we carefully evaluated the Fund's strategies and strategy allocation throughout the Reporting Period and made changes in an effort to further diversify the portfolio for enhanced risk management and increased potential returns. As of September 30, 2007, there were 16 managers in the Fund, as we redeemed four managers and added five during the Reporting Period. Of the 16 hedge funds in the Fund at the end of September 2007, 11 generated positive returns during the Reporting Period. Of the redeemed managers, each of whom contributed to returns during the six months, all four generated positive returns. In all, the managers in the Fund employed seven strategies over the course of the Reporting Period, including two new strategies added to the Fund and several strategies that were reclassified. Of the seven strategies in use, six generated positive returns during the Reporting Period.

o INTERNATIONAL HEDGED EQUITY AND OPPORTUNISTIC GLOBAL CREDIT STRATEGIES - With four managers in this area during the Reporting Period, the international strategies component was the best performing group. The group was led by Horseman Global Fund, L.P. ("Horseman"), the Fund's best performing manager of any component during the Reporting Period. Horseman is a global long/short equity fund with sizable exposure to the energy sector and other commodity-related stocks that benefited from rising oil and gas prices and Asia's growing demand for commodities. Kingdon Associates, another global long/short equity fund manager, also performed well, given both its long positions in emerging market utilities and infrastructure companies, which benefited from global economic growth, and its short position in U.S. homebuilders. Effective September 30, 2007, we redeemed Andromeda Global Credit Fund, L.P., an opportunistic global fixed income manager that was added to the Fund in May 2007. We also shifted Centaurus Alpha Fund, L.P. from the now-dissolved event-driven strategy group into this group given its European equity-focused strategy. All told, the Fund's allocation to international hedged equity and opportunistic global credit strategies went from 22.8% at the start of the Reporting Period to 29.3% at the end of September 2007.

o SECTOR HEDGED EQUITY STRATEGIES - Sector hedged equity strategies are strategies that focus on specific sectors of the markets, such as telecommunications, healthcare, real estate, energy or technology. Typically both long and short strategies will be used to target positive returns. With four managers in this component contributing to returns during the Reporting Period, the sector hedged equity strategies as a group was another strong performer for the Fund. The best performer within this group was TCS Capital II, L.P. ("TCS"), the Fund's media/ telecommunications manager. TCS benefited from renewed interest in media and telecommunications stocks, driven primarily by News Corp's headline-making bid for Dow Jones. While TCS did not directly own an established "old media" company like Dow Jones, the takeover activity buoyed the entire sector. Strong performers for TCS during the Reporting Period did include aQuantive, which was bought by Microsoft; Dobson Communications, which was bought by AT&T; and Central European Media. Effective June 30, 2007, we redeemed Basswood Financial Partners, L.P. ("Basswood"), the Fund's financials manager, as it continued to have a major contrarian bet on the resurgence of homebuilders and other housing-related equities. To date, this bet has just been plain wrong and cost Basswood two years of performance in a roaring value market. We also redeemed Basswood because a key member of its investment team left the firm, and its investor relations effort suffered during the transition. The Fund's allocation to this component shifted from 32.5% at March 31, 2007 to 26.9% at September 30, 2007.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

o TRADING STRATEGIES - Trading strategies, formerly classified as specialty/macro strategies, generally employ investments in equity, debt, currencies and commodities across multiple sectors, economies, market capitalizations and more based on macroeconomic modeling. These strategies as a whole produced solid positive returns for the Fund during the Reporting Period. Cipher Composite Fund, L.P. ("Cipher"), a systematic commodity trading adviser, particularly profited from stock index and currency trading. The DAX Index, Taiwan Index and Canadian dollar were Cipher's best performing contracts, especially during the second calendar quarter. Peak Select Partners L.P., the Fund's global macro manager that trades commodities, fixed income, currencies and equities, also performed well based on its bullish position in equities and commodities. Discretionary positions in oil field service stocks contributed to its returns as did its position in the soybeans market and a position in the Brazilian real. The trading strategies component of the Fund went from 7.4% at the end of March 2007 to 6.5% at the end of September 2007.

o EVENT HEDGED EQUITY STRATEGIES - Event hedged equity is a new strategy for the Fund during the Reporting Period that we believe should complement the other strategies being employed. Event hedged equity strategies, in general, are approaches that seek to benefit from merger arbitrage, equity restructurings, spin-offs, stub trades, asset sales and liquidations. This strategy was a solid performer for the Reporting Period and especially during the difficult July-August span. We added three managers to the Fund to comprise this component. Owl Creek II, L.P. ("Owl Creek") is an opportunistic, event-driven, bottom-up global portfolio. As value investors, its objective is to find "a dollar selling for fifty cents." The portfolio began with significant allocations to debt and transitioned to equity as credit spreads tightened. Owl Creek also has a significant allocation to Asia, providing the Fund some geographic diversification. Added to the Fund effective July 1, Owl Creek was the best performer in July due primarily to its investments in Hong Kong and Japan. Also effective July 1, we added Castlerigg Partners, L.P. ("Castlerigg"), a global event-driven portfolio that invests primarily in risk arbitrage and event-driven distressed situations, including mergers, acquisitions, spin-offs, reorganizations, liquidations and bankruptcies. Castlerigg takes a flexible and defensive approach designed to be responsive and opportunistic. The third manager added to the Fund in this group, effective August 1, was Harbinger Capital Partners Fund I, L.P. ("Harbinger"). Harbinger manages a long/short event/distressed investment strategy. It seeks to provide investors with superior risk-adjusted total returns by investing in equity, distressed and high yield/special situation securities on both the long and short sides, focusing on turnarounds, restructurings, liquidations, event-driven situations and inter-capital structure arbitrage. Harbinger produced outstanding returns in August 2007 and was able to profit during the subprime mortgage debacle based on its short subprime mortgage and corporate credit positions. For example, Harbinger bought protection on individual pools of subprime mortgages, where it could target specific regions and zip codes that could be especially hard-hit. These pools trade less frequently and their daily prices are influenced more by fundamentals like actual default activity rather than by market sentiment. At the end of September 2007, event hedged equity strategies comprised 11.5% of the Fund's net assets.

o CREDIT STRATEGIES - Credit strategies may consist of several investment categories within the credit space, including leveraged loans, distressed debt and other special situations such as secured aircraft loans, municipal bonds, real estate and high yield securities. Credit strategy was another new strategy for the Fund, established on September 1 with the addition of Camulos Partners LP ("Camulos"). Camulos is a multi-strategy credit and special situations fund, whose investment objective is to achieve long-term capital growth primarily through investing in a range of credits, loans and special situation debt securities mostly in North America and Europe. While the Fund is designed to have a predominantly long/short equity mandate, it does have the flexibility to invest up

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      to 20% in other strategies, and we believe credit is increasingly attractive currently, given the dislocation in the credit markets and the opportunity to purchase well-secured loans at widened spreads and at significant discounts to par. The Fund's allocation to credit strategies was 1.7% at the end of the Reporting Period.

o U.S. HEDGED EQUITY STRATEGIES - Formally classified as general hedged equity strategies, this component generally involves taking a secondary position with the expressed purpose of counterbalancing a known risk involved with a primary position. This can be accomplished by taking positions in specifically related securities for specific risks or by purchasing index options for market risks. During the Reporting Period, the U.S. hedged equity strategies performed poorly, and we made several changes within the component. Effective June 30, we redeemed both Newcastle Partners, L.P. ("Newcastle") and Eden Capital Partners, L.P. ("Eden"). Newcastle missed out on superior returns in equity value strategies in 2005 and 2006 and also had an outsized position that dominated its portfolio. We prefer managers with a more balanced portfolio and were also seeking to reduce the Fund's U.S. small-cap value exposure. Like Basswood mentioned above, Eden saw good value in home builders and subprime mortgage lenders earlier this year, a view that backfired. Eden also lost ground during the Reporting Period shorting energy stocks. Eden's sub-par performance and our effort to reduce exposure to U.S. small-cap equities led to its redemption. Effective July 1, we added Blue Harbour Strategic Value Partners, L.P. ("Blue Harbour"). Blue Harbour manages a value-oriented, event-driven investment strategy focusing on companies that are or should be implementing strategic change. Blue Harbour uses a strategy perhaps best described as "friendly activism," taking a private equity approach to public company investing wherein it seeks to capitalize on the managing principal's extensive investment experience and network of relationships. Blue Harbour's manager also seeks to add alpha by making collaborations with company managements to craft steps that may increase the company's share price. During the Reporting Period, this component as a whole performed poorly because both Blue Harbour and Searock Capital Partners (QP), LP ("Searock"), a long/short equity manager schooled in SAC Capital-style trading, struggled with problems in the credit markets. Many stocks in the Blue Harbour portfolio were likely candidates for leveraged buyouts and, as such, took a tumble in July and August when the credit markets froze because completion of these transactions typically involves significant debt financing. Searock was also invested in a number of these so-called "deal stocks" that lost their takeout premium during the third calendar quarter. Given the combined effect of manager performance and the changes we made among managers, the U.S. hedged equity strategy component of the Fund went from 25.3% at the close of March 2007 to 18.9% at the end of September 2007.

o RELATIVE VALUE STRATEGIES - The worst-performing strategy component for the Fund and the only strategy component to generate negative returns during the Reporting Period was relative value. Municipal bond arbitrage manager Duration Municipal Fund, LP ("Duration"), formerly a manager within the now-dissolved event driven strategies component of the Fund, suffered a significant drawdown in August due to a notable cheapening in long-term municipal bonds, which was subsequently magnified by leverage. Indeed, municipal bond arbitrage overall quietly imploded in August, as municipal bonds cheapened based on dealer selling, forced sales from hedge funds, worries about the credit quality of reinsurers and mutual fund outflows. Duration accepted new capital to reduce leverage and to ensure it would be able to fully participate when the market normalizes. The municipal bond market and Duration rebounded somewhat in September. The Fund's allocation to this component stood at 4.6% at the close of the Reporting Period.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

STRATEGY AHEAD

Certainly, Fund performance was disappointing during the Reporting Period. That is why over the last six months, we have been engaged in an effort to increase the Fund's returns by further diversifying its strategies and making changes among our lineup of managers. While we believe the Fund is now increasingly well diversified by strategy, geography, sector and market capitalization, as Investment Adviser, we are always seeking new ways to enhance such diversification. Currently, we are focused on conducting due diligence on managers specializing in Asia and/or in the natural resources sector.

Sincerely,

ADVANTAGE ADVISERS MANAGEMENT, LLC

*THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Sector Hedged Equity                        30%
International Hedged Equity                 24%
U.S. Hedged Equity                          20%
Event Hedged Equity                         12%
Trading                                      7%
Relative Value                               5%
Credit                                       2%

INVESTMENT FUNDS*

                                                                                                 % OF
                                                                   COST         VALUE      MEMBERS' CAPITAL
SECTOR HEDGED EQUITY
   Artis Technology Qualified 2X, L.P.                         $ 3,366,812   $ 6,618,027              11.83%
   DAFNA Fund, L.L.C., Series A                                  1,978,980     2,900,889               5.19
   TCS Capital II, L.P.                                          2,200,000     6,189,415              11.07
                                                               -----------   -----------   ----------------
      Total Sector Hedged Equity                                 7,545,792    15,708,331              28.09
INTERNATIONAL HEDGED EQUITY
   Centaurus Alpha Fund, L.P.                                    3,000,000     3,556,466               6.36
   Horseman Global Fund, L.P.                                    2,161,193     5,651,614              10.11
   Kingdon Associates, L.P.                                      2,141,595     3,805,827               6.81
                                                               -----------   -----------   ----------------
      Total International Hedged Equity                          7,302,788    13,013,907              23.28
U.S. HEDGED EQUITY
   Blue Harbour Strategic Value Partners, L.P.                   4,000,000     3,563,250               6.37
   Searock Capital Partners, L.P.                                3,000,000     3,008,799               5.38
   Wynnefield Partners Small Cap Value, L.P.                     2,041,098     4,422,566               7.91
                                                               -----------   -----------   ----------------
      Total U.S. Hedged Equity                                   9,041,098    10,994,615              19.66
EVENT HEDGED EQUITY
   Castlerigg Partners, L.P.                                     1,500,000     1,458,194               2.61
   Harbinger Capital Partners Fund I, L.P.                       1,000,000     1,098,331               1.96
   Owl Creek II, L.P.                                            4,000,000     4,134,642               7.40
                                                               -----------   -----------   ----------------
      Total Event Hedged Equity                                  6,500,000     6,691,167              11.97

                                                                       CONTINUED

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

INVESTMENT FUNDS* (CONTINUED)

                                                                                                 % OF
                                                                   COST         VALUE      MEMBERS' CAPITAL
TRADING
   Cipher Composite Fund L.P.                                  $ 1,513,156   $ 2,108,461               3.77%
   Peak Select Partners L.P.                                     1,302,238     1,667,542               2.98
                                                               -----------   -----------   ----------------
      Total Trading                                              2,815,394     3,776,003               6.75
RELATIVE VALUE
   Duration Municipal Fund, L.P.**                               3,000,000     2,682,319               4.80
                                                               -----------   -----------   ----------------
      Total Relative Value                                       3,000,000     2,682,319               4.80
CREDIT
   Camulos Partners, L.P.                                        1,000,000     1,010,570               1.81
                                                               -----------   -----------   ----------------
      Total Credit                                               1,000,000     1,010,570               1.81
                                                               -----------   -----------   ----------------
   Total Investment Funds                                      $37,205,072   $53,876,912              96.36%
                                                               ===========   ===========   ================

*     All investments are non-income producing.

**    Fund investment segregated to cover tender offers.

As of September 30, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

      COUNTRY                                        COST         VALUE
      Great Britain - 16.47%                     $ 5,161,193   $ 9,208,080
      United States - 79.89%                      32,043,879    44,668,832
                                                 -----------   -----------
                                                 $37,205,072   $53,876,912
                                                 ===========   ===========

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $37,205,072. Net unrealized appreciation on investments for tax purposes was $16,671,840 consisting of $17,468,077 of gross unrealized appreciation and $796,237 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 96.36% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

ASSETS
Investment funds, at value (cost $37,205,072)                                      $ 53,876,912
Investment in registered investment company, at value (cost $305,337)*                  305,337
Fund investments made in advance                                                      3,000,000
Receivable for fund investments sold                                                  4,572,119
Due from feeder funds                                                                    70,388
Interest receivable                                                                       2,220
Prepaid directors' fees                                                                  20,278
Prepaid expenses                                                                         10,981
                                                                                   ------------
   Total assets                                                                      61,858,235
                                                                                   ------------
LIABILITIES
Loan payable                                                                          2,750,000
Redemptions payable                                                                     975,284
Management fee payable                                                                  172,787
Administration fee payable                                                               16,963
Line of credit fee payable                                                                8,750
Other accrued expenses                                                                   24,930
                                                                                   ------------
   Total liabilities                                                                  3,948,714
                                                                                   ------------
   Net assets                                                                      $ 57,909,521
                                                                                   ============
MEMBERS' CAPITAL
Capital                                                                            $ 37,064,551
Accumulated net investment loss                                                      (1,291,803)
Accumulated net realized gain on investments                                          5,464,933
Net unrealized appreciation on investments                                           16,671,840
                                                                                   ------------
   Members' capital                                                                $ 57,909,521
                                                                                   ============

*     See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                                    $     17,217
                                                                                   ------------

OPERATING EXPENSES
Management fees                                                                         368,656
Administration fees                                                                      58,460
Directors' fees                                                                          28,350
Audit and tax fees                                                                       27,875
Legal fees                                                                               15,600
Printing fees                                                                            11,550
Interest expense                                                                          9,584
Line of credit fees                                                                       3,750
Custodian fees                                                                            2,923
Other expenses                                                                           23,726
                                                                                   ------------
   Operating expenses                                                                   550,474
                                                                                   ------------
   Net investment loss                                                                 (533,257)
                                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                      4,991,258
Net change in unrealized depreciation on investments                                 (1,685,534)
                                                                                   ------------
   Net realized and unrealized gain on investments                                    3,305,724
                                                                                   ------------
Net increase in members' capital from operating activities                         $  2,772,467
                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                                                $   (760,376)
Net realized gain on investments                                                        473,675
Net change in unrealized appreciation on investments                                  6,062,921
                                                                                   ------------
      Net increase in members' capital from operating activities                      5,776,220
                                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                                   47,654,658
Proceeds from sales of Interests***                                                   4,452,699
Cost of Interests repurchased                                                        (1,934,459)
                                                                                   ------------
      Net increase in members' capital from capital transactions                     50,172,898
                                                                                   ------------
MEMBERS' CAPITAL
Balance at beginning of period                                                               --
                                                                                   ------------
Balance at end of period                                                           $ 55,949,118
                                                                                   ============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

FROM OPERATING ACTIVITIES
Net investment loss                                                                $   (533,257)
Net realized gain on investments                                                      4,991,258
Net change in unrealized depreciation on investments                                 (1,685,534)
                                                                                   ------------
      Net increase in members' capital from operating activities                      2,772,467
                                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                        799,919
Cost of Interests repurchased                                                        (1,611,983)
                                                                                   ------------
      Net decrease in members' capital from capital transactions                       (812,064)
                                                                                   ------------
MEMBERS' CAPITAL
Balance at beginning of period                                                       55,949,118
                                                                                   ------------
Balance at end of period                                                           $ 57,909,521
                                                                                   ============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

**    See Note 1 in Notes to Financial Statements.

***   Includes proceeds from the initial seeding of the Fund.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                 $   2,772,467
Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities
      Net change in unrealized depreciation on investments                                     1,685,534
      Net realized gain on investments                                                        (4,991,258)
      Purchases of investments                                                               (11,500,000)
      Proceeds from the sale of investments                                                   18,314,191
      Increase in fund investments made in advance                                            (3,000,000)
      Net sales of short-term investments                                                        126,319
      Increase in receivable for investments sold                                             (4,302,744)
      Increase in due from feeder                                                                (70,388)
      Increase in interest receivable                                                             (2,220)
      Increase in prepaid directors' fees                                                        (20,278)
      Decrease in prepaid expenses                                                                10,053
      Decrease in management fee payable                                                        (173,314)
      Decrease in line of credit fees payable                                                     (3,750)
      Decrease in administration fee payable                                                        (869)
      Decrease in directors' fees payable                                                         (2,661)
      Decrease in other accrued expenses                                                         (15,393)
                                                                                           -------------
        Net cash used in operating activities                                                 (1,174,311)
                                                                                           -------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                            799,919
Capital withdrawals                                                                             (636,698)
Increase in loan payable                                                                       2,750,000
Decrease in note payable for tender offer                                                     (1,738,910)
                                                                                           -------------
        Net cash provided by financing activities                                              1,174,311
                                                                                           -------------
        Net change in cash and cash equivalents                                                       --

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                   --
                                                                                           -------------
End of period                                                                              $          --
                                                                                           =============
SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                                           $       9,584
                                                                                           =============

*     See Note 9 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX-MONTH
                                              PERIOD ENDED         PERIOD
                                             SEPTEMBER 30,         ENDED
                                                  2007           MARCH 31,
                                              (UNAUDITED)           2007+
                                             -------------       ---------
Total return (1)                                      4.89%          11.33%
                                             -------------       ---------
Net assets, end of period (000's)            $      57,910       $  55,949

RATIOS TO AVERAGE NET ASSETS
Net investment loss                                  (1.83)% (3)     (1.92)% (3)
Operating expenses (2)                                1.89% (3)       1.96% (3)
                                             -------------       ---------
Portfolio turnover rate                              20.02% (4)       5.78% (4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all the members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated and has not been annualized.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      PNC Long-Short Master Fund LLC (formerly Mercantile Long-Short Manager Master Fund LLC), the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $47,654,658 (comprised of $46,831,482 of fund investments, $727,501 of cash, and $95,675 of receivable from fund investments sold) from PNC Long-Short Fund LLC (formerly Mercantile Long-Short Manager Fund
      LLC) on July 1, 2006. Unrealized appreciation on the fund investments of $12,294,453 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

      The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies.

      The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly-owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 until July 20, 2007, until the members approved the new investment management agreement.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

      Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

            The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

            Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

      C.    FUND EXPENSES

            The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodian fees; costs of computing the Master Fund's net asset value; costs of insurance; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

            The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the period ended September 30, 2007, fees for these services ranged from 1% to 3% annually for management fees and were 20% annually for the performance or incentive allocations.

      D.    INCOME TAXES

            The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

            On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

      E.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2007 this investment consisted of 305,337 shares which amounted to 0.5% of net assets.

      F.    SEGREGATED INVESTMENTS

            Certain investments can be segregated to finance the repurchase of Interests from tender offers.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      G.    CAPITAL ACCOUNTS

            Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

      H.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    MANAGEMENT FEE

            The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund.

      B.    FEES EARNED UNDER THE INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreement, the management fees earned by the Manager for services provided during March 2, 2007 to July 19, 2007 were held in an interest bearing escrow account. A majority of the Fund's outstanding voting securities approved the new investment management agreement, dated July 20, 2007, and as a result the amount in the escrow account for the Fund (including any interest earned) was paid to the Manager.

      C.    ADMINISTRATION AND OTHER FEES

            The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

            SEI Private Trust Company serves as custodian for the Master Fund's assets.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      D.    BOARD FEES

            Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended September 30, 2007 were $28,350.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the period ended September 30, 2007, the aggregate purchases and sales of investments (excluding short-term securities) were $11,500,000 and $18,314,191, respectively.

8.    TENDER OFFERS

      On February 27, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at June 29, 2007. Tenders with an estimated value in the amount of $750,422 were received and accepted by the Master Fund from members. Members received a payment of $750,422 on July 31, 2007 and the remaining amount will be paid promptly after completion of the Master Fund's March 31, 2008 year end audit.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      On June 6, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at September 28, 2007. Tenders with an estimated value in the amount of $975,284 were received and accepted by the Master Fund from members. Members received a payment of $975,284 on October 31, 2007 and the remaining amount will be paid promptly after completion of the Master Fund's March 31, 2008 year end audit.

      On August 24, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2007. Tenders with an estimated value in the amount of $2,500,000 were received and accepted by the Master Fund from members. A Promissory Note was issued by the Master Fund entitling the members to a payment within 30 days after December 31, 2007.

9.    LINE OF CREDIT

      The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the period ended September 30, 2007, the Master Fund had average borrowings of $2,050,000 over an average period of 10 days at an interest rate of 9.25%. As of September 30, 2007 there were borrowings outstanding of $2,750,000.

10.   NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      In September 2006, FASB issued Statement on Financial Accounting Standards
      (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Master Fund doesnot believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in members' capital for a fiscal period.

PNC LONG-SHORT MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

   INVESTMENT FUNDS                                                   LIQUIDITY
      Artis Technology Qualified 2X, L.P.                             Quarterly
      Blue Harbour Strategic Value Partners, L.P.                     Annually
      Castlerigg Partners, L.P.                                       Quarterly
      Camulos Partners, L.P.                                          Quarterly
      Centaurus Alpha Fund, L.P.                                      Monthly
      Cipher Composite Fund L.P.                                      Monthly
      DAFNA Fund, L.L.C., Series A                                    Quarterly
      Duration Municipal Fund, L.P.                                   Quarterly
      Harbinger Capital Partners Fund I, L.P.                         Quarterly
      Horseman Global Fund, L.P.                                      Monthly
      Kingdon Associates, L.P.                                        Quarterly
      Owl Creek II, L.P.                                              Annually
      Peak Select Partners L.P.                                       Monthly
      Searock Capital Partners, L.P.                                  Quarterly
      TCS Capital II, L.P.                                            Quarterly
      Wynnefield Partners Small Cap Value, L.P.                       Quarterly

PNC LONG-SHORT MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

At a meeting held on May 17, 2007, the Directors of the Master Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve a new investment management agreement between the Master Fund and the Manager, subject to approval by members (the "New Investment Management Agreement").

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund pursuant to an investment management agreement between the Manager and the Master Fund (the "Prior Investment Management Agreement"). The Manager was indirectly wholly owned by Mercantile Bankshares. On March 2, 2007, Mercantile Bankshares merged into and with PNC. The merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreement, and as a result, the Prior Investment Management Agreement automatically terminated in accordance with its terms.

In reaching their decision to approve the New Investment Management Agreement, the Directors of the Master Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the New Investment Management Agreement in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager and the Master Fund; legal counsel to the Master Fund; and independent legal counsel to the Directors. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the New Investment Management Agreement. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement to the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Advantage Advisers Management, LLC (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. The Directors confirmed that there were no pending litigation or regulatory actions against the Manager or PNC that would adversely affect or prohibit the Manager's services to the Master Fund and the Fund, that the Manager and the Master Fund had errors and omissions and fidelity bond insurance coverage and that the Directors are indemnified and insured with respect to the costs of any litigation or regulatory action arising in connection with the Merger. The Directors also noted that the services provided by the Manager will be enhanced by the resources of the larger organization of the Manager's new parent company, PNC. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the feeder funds that invest all or substantially all of their investment assets in the Master Fund (the "Feeder Funds") for the calendar year-to-date, one-year, three-year and since inception periods ended March 31, 2007 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund outperformed the annual returns of the HFRX Equity Hedge Index for the three year and since inception periods, and underperformed for the one-year period, and the Directors concluded that the overall performance was

PNC LONG-SHORT MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Feeder Funds at other regular Board meetings.

The Directors also assessed the asset-based management fee, together with the total expense ratio, of the Master Fund as compared to the fees and expenses of the peer group of investment companies with a similar investment strategies and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure contemplated in the New Investment Management Agreement is the same as the fees paid under the Prior Investment Management Agreement. The Directors considered the Manager's profitability in providing services to the Master Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2006 and the financial condition of PNC. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship with the Master Fund was excessive and that the asset-based management fee was fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the New Investment Management Agreement was reasonable and fair and that the approval of the New Investment Management Agreement was in the best interests of the Master Fund and its members.

At the same meeting held on May 17, 2007, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent legal counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel

PNC LONG-SHORT MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

necessary to manage the Master Fund. The Directors also noted that the Manager recommended the Adviser's re-hire for an additional year.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered the Adviser's representation at the meeting that the investment advisory fee paid to the Adviser is reasonable compared with fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC LONG-SHORT MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

PORTFOLIO HOLDING DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

INVESTMENT ADVISER

Advantage Advisers Management LLC
200 Park Avenue
New York, NY 10166

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)     Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             PNC Long-Short Fund LLC


                                         /s/ Kevin A. McCreadie
By (Signature and Title)*                ------------------------------
                                         Kevin A. McCreadie
                                         Chief Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                         /s/ Kevin A. McCreadie
                                         ------------------------------
                                         Kevin A. McCreadie
                                         Chief Executive Officer

Date: November 29, 2007


By (Signature and Title)*                /s/ Jennifer E. Spratley
                                         ------------------------------
                                         Jennifer E. Spratley
                                         Chief Financial Officer

Date: November 29, 2007

* Print the name and title of each signing officer under his or her signature.